2. Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Advertising costs	$ 1,824	$ 5,167
Income tax liability	$ 91,000
Shars reserved for future issuance	2,283,333
Options outstanding to acquire shares	100,000
Market Value of Stock	$ .19
Risk-Free Rate	$ 1.53
Volatility Factor	28500.00%
Remaining Term	4 months
Allowance for Bad Debt		11,100
Accounts Receivable Netted Against allowance	10,381	11,100
Allowance for slow moving inventory	$ 128,194	$ 117,453